                     EMERALD MONEY MARKETS FOR INSTITUTIONS

                                PRIME TRUST FUND
                              TREASURY TRUST FUND

                         Investment Portfolios Offered
                                by Emerald Funds

                                 ANNUAL REPORT

                               NOVEMBER 30, 1995

                                     [LOGO]
                                 E M E R A L D
                                 F  U  N  D  S

                     EMERALD MONEY MARKETS FOR INSTITUTIONS

                                PRIME TRUST FUND
                              TREASURY TRUST FUND

                         Investment Portfolios Offered
                                by Emerald Funds

                                 ANNUAL REPORT

                               NOVEMBER 30, 1995

                                     [LOGO]
                                 E M E R A L D
                                 F  U  N  D  S

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for one of the Emerald Funds discussed within.

THE EMERALD FUNDS ARE NOT INSURED OR PROTECTED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE NOT DEPOSITS OR OBLIGATIONS OF BARNETT BANK, ARE NOT GUARANTEED BY THE BANK AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

Investments in the Prime Trust and Treasury Trust Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Barnett Banks Trust Company, N.A. serves as investment adviser to the Emerald Funds and is unaffiliated with Emerald Asset Management, Inc., the Funds' distributor.

The service contractors for the Emerald Funds may from time to time voluntarily waive fees or reimburse Fund expenses, which temporarily increases the return to investors. These fee waivers and reimbursements may be discontinued at any time, which would reduce performance results.

The Emerald Funds prospectuses contain more complete information, including charges and expenses. Please read the prospectus carefully before investing.

ECONOMIC REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

FED ENGINEERS "SOFT LANDING"

By raising short-term interest rates steadily throughout 1994 and into early 1995, the Federal Reserve Board was able to put the brakes on an economy that had started to soar. Economic growth has slowed from a rate of 5.1% in the fourth quarter of 1994 to an expected rate of about 2.5% for all of 1995 -- low enough to keep inflation in check and just fast enough to keep corporate profits growing. Despite the fact that this recovery is already longer than average, we do not expect a recession in 1996. If the economy softens further, however, we believe that the Fed would act quickly to cut short-term interest rates.

A FOUNDATION FOR CONTINUED GROWTH

While the Fed deserves a great deal of credit for prolonging the economic expansion into its fifth year, there are other forces at work as well. The first is the globalization of the economy. With the spread of capitalism comes new markets. In addition, global competition has kept wages and prices at bay in the U.S.

The second major force is the aging of the U.S. population. The first "baby boomers" are about to turn 50, changing their spending patterns away from consumption and more toward investment. Assets in savings accounts and mutual funds are at record levels. This trend has been a positive force for the stock and bond markets. And it has also been a major factor in holding interest rates down -- as the cost of money responds like any other commodity to the forces of supply and demand.

THE WORLD'S MOST EFFICIENT ECONOMY

A third factor is the boom in U.S. productivity, making ours the most efficient economy in the world. Companies continue to restructure in response to foreign competition. Employers continue to announce layoffs, which puts downward pressure on wages and prices, particularly at the retail level. Meanwhile, American innovation and technology are sought throughout the world -- which helped fuel the surge in technology stocks in 1995. Although relatively slow, U.S. economic growth still exceeds that of Japan and much of Europe.

As we enter 1996, presidential and congressional politics will also continue to affect the economy and the financial markets. Although, as of this writing, the President and Congress continue to battle over the budget, both sides agree at least that a balanced budget in the near term is important. Investors will be watching progress in Washington very closely. Generally speaking, meaningful steps toward greater fiscal responsibility will be viewed favorably by the financial markets.

                                PLEASE READ THE PORTFOLIO MANAGER INTERVIEW TO LEARN MORE ABOUT THE STRATEGIES USED TO MANAGE EACH EMERALD FUND AND ITS PERFORMANCE DURING THIS PERIOD. REMEMBER, INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY WITH MARKET CONDITIONS. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. ALTHOUGH THE PRIME TRUST AND TREASURY TRUST FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE (NAV) OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

INTERVIEW                                              (as of November 30, 1995)
--------------------------------------------------------------------------------
EMERALD PRIME TRUST AND TREASURY TRUST FUNDS*

Scott Edmonds
PORTFOLIO MANAGER

Rodney Square Management Corp.,
a subsidiary of Wilmington Trust Company
INVESTMENT SUB-ADVISER

INVESTMENT GOAL

The Emerald Money Market Funds seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value. Each Fund seeks its objective by investing in:

PRIME TRUST FUND

A broad range of U.S. Government, bank and corporate short-term money-market obligations.

TREASURY TRUST FUND

Short-term U.S. Treasury securities and other government obligations which are guaranteed full faith and credit by the U.S. Treasury, and repurchase agreements collateralized by the same.

WHAT FACTORS AFFECTED THE PERFORMANCE OF THE PRIME TRUST AND TREASURY TRUST
FUNDS?

Two major factors affected performance during the past year: changes in the direction of interest rates and supply and demand imbalances. In 1994, the Federal Reserve Board boosted short-term rates six times to slow down a surging economy, with the last increase in February 1995. Soon afterward, the economy stabilized and then began to slow. In the spring of this year, economists began to speculate that the Fed would need to lower short-term interest rates in order to keep the economy moving at a moderate pace. This expectation drove down longer-term rates, which are determined by market forces.

Although the Fed pushed short-term rates slightly lower in July and again in December 1995, recent decreases have not been large enough to offset the previous increases. As a result, yields on short-term investments are still higher than they were at the end of November 1994. Indeed, as of November 30, 1995, the Funds were yielding approximately .70 of a percentage point above their levels a year ago. The performance of the Funds remains above industry averages as tracked by Lipper Analytical Services. The Prime Trust Fund returned 5.76% and the Treasury Trust Fund returned 5.74% for the 12 months ended November 30, 1995, compared to average returns of 5.73% and 5.52% for comparable funds in the respective Lipper categories.**

We feel that our consistent performance is due to our active management style and our ability to quickly adapt our strategies to changing economic and market conditions.

---------------
 *Investments in the Emerald Prime Trust and Treasury Trust Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. Although these Funds seek to maintain a stable net asset value (NAV) of $1.00 per share, there is no assurance that they will be able to do so.

 **Returns are based on the total cumulative returns for the 12 months ended
   November 30, 1995. The Prime Trust Fund was ranked with 132 other institutional money market funds and the Treasury Trust Fund with 82 other institutional U.S. Treasury money market funds. Past performance is not predictive of future results.

EMERALD PRIME TRUST AND TREASURY TRUST FUNDS           (as of November 30, 1995)
--------------------------------------------------------------------------------

WHAT STRATEGIES WERE EMPLOYED TO MAXIMIZE PERFORMANCE RESULTS?

As interest rates began to decline in the spring of 1995, we began to lengthen the average maturities of the Funds by purchasing longer-term instruments. However, the shortage of new issuance in the short-term market -- and the resulting high prices of these securities -- has made it increasingly difficult to pursue this strategy. As a result, the average maturities of the Prime Trust and Treasury Trust Funds will likely remain in their current ranges over the next few months.

WHAT FACTORS COULD AFFECT THE FUNDS IN THE MONTHS AHEAD?

Since inflation seems to be under control and the economy continues to slowly struggle forward, we feel that the most significant influence on the securities markets is the balanced budget package. Will it be passed? In what form, and when? Economists and investors throughout the world are watching this quite closely. A long delay or a complete breakdown in negotiations could cause interest rates to rise as investors lose confidence that a balanced budget might become a reality. If a budget package is passed and interest rates fall, we feel that there will be a more significant decline in yields in the short-term sector than in the intermediate- and longer-term sectors, since the latter have already fallen rapidly. If the budget package is delayed and interest rates rise, then we would expect the opposite to occur: Short-term yields would rise very little, while intermediate- and longer-term rates could rise sharply. Therefore, yields on money market funds would not be affected as much as the total returns on intermediate- and long-term bond funds.

              7-DAY YIELDS AS OF 11/30/95*
Prime Trust Fund                              5.51%
Treasury Trust Fund                           5.52%

---------------
*The service contractors are voluntarily reimbursing a portion of the expenses for the Prime Trust and Treasury Trust Funds. If the service contractors had not reimbursed expenses, total returns and yields would have been lower. Had these reimbursements not been in effect, the 7-day yields would have been 5.48% for the Prime Trust Fund and 5.47% for the Treasury Trust Fund, respectively. This voluntary reimbursement of expenses may be modified or terminated at any time, which would reduce the performance.
 For 1995, the Treasury Trust Fund qualified for exemption under the Florida intangibles tax. Investors may want to consult with their tax adviser.

EMERALD PRIME TRUST FUND
--------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1995
--------------------------------------------------------------------------------

                                                           RATINGS
                                                            S&P/                               PRINCIPAL
                                                           MOODY'S                  MATURITY    AMOUNT        VALUE
                                                         (UNAUDITED)       RATE       DATE       (000)      (NOTE 2)
                                                      -----------------  ---------  ---------  ---------  -------------

COMMERCIAL PAPER -- 41.2%
  Akzo Nobel, Inc. .................................            A1/P1         5.68%   1/18/96  $   4,000  $   3,969,707
  CSR America, Inc. ................................            A1/P1         5.72   12/26/95      3,000      2,988,083
  CSR America, Inc. ................................            A1/P1         5.62    2/29/96      3,000      2,957,850
  Daewoo International .............................            A1/P1         5.70    2/27/96      5,000      4,930,333
  Daimler-Benz, N.A. ...............................            A1/P1         5.55    3/15/96      5,000      4,919,063
  E.I. Du Pont De Nemours Co. ......................           A1+/P1         5.63   12/21/95      5,000      4,984,361
  Goldman Sachs L.P. ...............................           A1+/P1         5.55    2/16/96      5,000      4,940,646
  International Leasing Finance Corp. ..............            A1/P1         5.70   12/15/95      6,000      5,986,700
  PGA Tour Investment Finance, Inc. ................            A1/P1         5.80   12/20/95      5,000      4,984,694
  Toronto Dominion Holdings U.S.A. .................            A1/P1         5.60    4/25/96      3,500      3,420,511
  Vehicle Services of America, Inc. ................            A1/P1         5.72     2/8/96      1,000        989,037
  Vehicle Services of America, Inc. ................            A1/P1         5.70    2/15/96      4,000      3,951,867
  Zeneca Wilmington, Inc. ..........................            A1/P1         5.73    1/19/96      5,000      4,961,004
                                                                                                          -------------
TOTAL COMMERCIAL PAPER
  (AMORTIZED COST $53,983,856)......................                                                         53,983,856
                                                                                                          -------------
YANKEE CERTIFICATES OF DEPOSIT -- 7.6%
  Canadian Imperial Bank of Commerce, N.Y. .........           A1+/P1         5.81    1/29/96      5,000      5,000,000
  Societe Generale, N.Y. ...........................           A1+/P1         5.74     3/1/96      5,000      5,000,000
                                                                                                          -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (AMORTIZED COST $10,000,000)......................                                                         10,000,000
                                                                                                          -------------

BANKERS' ACCEPTANCES -- 9.4%
  Correstates Bank .................................            A1/P1         5.70   12/19/95      2,500      2,492,875
  Correstates Bank .................................            A1/P1         5.70   12/27/95      2,500      2,489,708
  First Alabama Bank ...............................            A1/P1         5.60    4/10/96      1,500      1,469,433
  First Alabama Bank ...............................           A1+/P1         5.54     5/7/96      2,500      2,439,214
  Mellon Bank ......................................            A1/P1         5.70   12/19/95      3,500      3,490,025
                                                                                                          -------------
TOTAL BANKERS' ACCEPTANCES
  (AMORTIZED COST $12,381,255)......................                                                         12,381,255
                                                                                                          -------------

TAXABLE MUNICIPAL OBLIGATIONS -- 7.6%
  Genesys Health System, Series 1995A* .............         A1/VMIG1         5.89    12/7/95      5,000      5,000,000
  New York City Taxable, Series B** ................        A1+/VMIG1         5.90    12/6/95      5,000      5,000,000
                                                                                                          -------------
TOTAL TAXABLE MUNICIPAL OBLIGATIONS
  (AMORTIZED COST $10,000,000)......................                                                         10,000,000
                                                                                                          -------------
TOTAL INVESTMENTS IN SECURITIES
  (AMORTIZED COST $86,365,111)......................                                                         86,365,111
                                                                                                          -------------

                                                                                               PRINCIPAL
                                                                                    MATURITY    AMOUNT        VALUE
                                                                           RATE       DATE       (000)      (NOTE 2)
                                                                         ---------  ---------  ---------  -------------

REPURCHASE AGREEMENTS -- 34.6%
  C.S. First Boston Corp., dated 11/30/95, with a
    maturity value of $25,283,971 (Collateralized by
     $27,060,000 Federal National Mortgage Assoc.
    Discount Notes, 0.00%, 9/30/96, market value --
     $25,839,593)...................................                          5.94%   12/1/95  $  25,280  $  25,279,800
  Fuji Securities, Inc., dated 11/30/95, with a
    maturity value of $20,003,294 (Collateralized by
     $37,876,000 various U.S. Treasury and U.S.
    Government Agency securities, 0.00%-11.75%,
    3/31/96-11/15/18, market value --
    $20,400,264)....................................                          5.93    12/1/95     20,000     20,000,000
                                                                                                          -------------

TOTAL REPURCHASE AGREEMENTS
  (AMORTIZED COST $45,279,800)......................                                                         45,279,800
                                                                                                          -------------

TOTAL INVESTMENTS
  (AMORTIZED COST $131,644,911) (A) -- 100.4%.......                                                        131,644,911

LIABILITIES IN EXCESS OF ASSETS -- (0.4%)...........                                                           (556,043)
                                                                                                          -------------

NET ASSETS -- 100.0%................................                                                      $ 131,088,868
                                                                                                          -------------
                                                                                                          -------------

-------------
 * Variable rate security. Maturity date reflects the later of the next interest rate change date or the next put date.
 ** Commercial Paper.
(a) Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

EMERALD PRIME TRUST FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities (amortized cost $86,365,111)..................................  $    86,365,111
  Repurchase agreements (amortized cost $45,279,800)......................................       45,279,800
    Interest receivable...................................................................          102,338
    Prepaid expenses and cash.............................................................            2,338
                                                                                            ---------------

Total assets..............................................................................      131,749,587
                                                                                            ---------------

LIABILITIES:
  Dividends payable.......................................................................          574,289
  Accrued expenses and other payables:
    Sub-Advisory fees.....................................................................           13,626
    Administration fees...................................................................           13,626
    Custodian and transfer agent fees.....................................................           13,371
    Other.................................................................................           45,807
                                                                                            ---------------

Total liabilities.........................................................................          660,719
                                                                                            ---------------

NET ASSETS................................................................................  $   131,088,868
                                                                                            ---------------
                                                                                            ---------------

Shares Outstanding ($0.001 par value, unlimited number of shares authorized):                   131,098,672
                                                                                            ---------------
                                                                                            ---------------

Net Asset Value, Offering Price and Redemption Price per share............................  $          1.00
                                                                                            ---------------
                                                                                            ---------------

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par...................................................  $       131,099
  Additional paid-in capital..............................................................      130,967,573
  Accumulated net realized losses on investment transactions..............................           (9,804)
                                                                                            ---------------

Net Assets, November 30, 1995.............................................................  $   131,088,868
                                                                                            ---------------
                                                                                            ---------------

-------------
See Notes to Financial Statements.

EMERALD PRIME TRUST FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest........................................................................                 $   6,936,648

EXPENSES:
  Sub-Advisory fees.............................................................  $    173,413
  Administration fees...........................................................       173,413
  Transfer agent fees and expenses..............................................         9,019
  Legal fees....................................................................        17,190
  Audit fees....................................................................        38,727
  Reports to shareholders.......................................................         8,580
  Custodian fees and expenses...................................................        82,506
  Trustees' fees................................................................        12,253
  Insurance expense.............................................................         4,306
  Other expenses................................................................         7,176
                                                                                  ------------
                                                                                       526,583
  Less: Expense reimbursements..................................................       (64,148)        462,435
                                                                                  ------------   -------------
Net Investment Income...........................................................                     6,474,213
                                                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                 $   6,474,213
                                                                                                 -------------
                                                                                                 -------------

------------
See Notes to Financial Statements.

EMERALD PRIME TRUST FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   YEARS ENDED
                                                                        ----------------------------------
                                                                         NOVEMBER 30,       NOVEMBER 30,
                                                                             1995               1994
                                                                        ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income...............................................  $     6,474,213   $      4,775,245
  Net realized losses on securities transactions......................        --                  (519,922)
                                                                        ---------------   ----------------
  Net increase in net assets resulting from operations................        6,474,213          4,255,323
                                                                        ---------------   ----------------
Dividends to shareholders from net investment income..................       (6,474,213)        (4,775,245)
                                                                        ---------------   ----------------
Fund Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed.................................      303,365,881        335,400,885
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.......................           50,237             43,390
  Cost of shares redeemed.............................................     (304,085,710)      (315,445,318)
                                                                        ---------------   ----------------
  Net increase (decrease) in net assets from Fund share
    transactions......................................................         (669,592)        19,998,957
                                                                        ---------------   ----------------
  Increase due to voluntary capital contribution from Sub-Adviser
    (Note 3)..........................................................        --                   510,825
                                                                        ---------------   ----------------
Total Increase (Decrease).............................................         (669,592)        19,989,860

NET ASSETS:
  Beginning of period.................................................      131,758,460        111,768,600
                                                                        ---------------   ----------------
  End of period.......................................................  $   131,088,868   $    131,758,460
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------

-------------
See Notes to Financial Statements.

EMERALD TREASURY TRUST FUND
--------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1995
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                                                   MATURITY    AMOUNT        VALUE
                                                                         RATE        DATE       (000)       (NOTE 2)
                                                                     ------------  ---------  ---------  --------------
U.S. GOVERNMENT OBLIGATIONS -- 15.1%
U.S. TREASURY BILL -- 7.5%
  U.S. Treasury Bill...............................................       5.36%+     1/11/96  $  10,000  $    9,938,842
                                                                                                         --------------

U.S. TREASURY NOTE -- 7.6%
  U.S. Treasury Note...............................................       7.88       7/31/96     10,000      10,133,799
                                                                                                         --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (AMORTIZED COST $20,072,641).....................................                                          20,072,641
                                                                                                         --------------

REPURCHASE AGREEMENTS -- 47.9%
  C.S. First Boston Corp., dated 11/30/95, with a maturity of
     $31,573,674 (Collateralized by $23,994,000 U.S. Treasury
    Bonds, 9.13% - 10.75%, 8/15/05 - 5/15/18, market value --
    $32,296,644)...................................................       5.90       12/1/95     31,569      31,568,500
  Fuji Securities, Inc., dated 11/30/95, with a maturity of
    $32,005,244 (Collateralized by $55,030,000 various U.S.
    Treasury securities, 0.00% - 13.88%, 7/15/96 - 8/15/20, market
    value -- $32,641,303)..........................................       5.90       12/1/95     32,000      32,000,000
                                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS
(AMORTIZED COST $63,568,500).......................................                                          63,568,500
                                                                                                         --------------
TOTAL INVESTMENTS
(AMORTIZED COST $83,641,141) (A) -- 63.0%..........................                                          83,641,141
OTHER ASSETS IN EXCESS OF LIABILITIES -- 37.0%.....................                                          49,209,073
                                                                                                         --------------
NET ASSETS -- 100.0%...............................................                                      $  132,850,214
                                                                                                         --------------
                                                                                                         --------------

---------------
+ Effective yield at date of issuance.
(a) Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

EMERALD TREASURY TRUST FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments in U.S. Government Obligations (amortized cost $20,072,641).................  $    20,072,641
  Repurchase agreements (amortized cost $63,568,500)......................................       63,568,500
  Interest receivable.....................................................................          273,631
  Receivable from brokers for investments sold............................................       49,613,792
  Prepaid expenses and cash...............................................................           13,847
                                                                                            ---------------

Total assets..............................................................................      133,542,411
                                                                                            ---------------

LIABILITIES:
  Dividends payable.......................................................................          604,590
  Accrued expenses and other payables:
    Sub-Advisory fees.....................................................................           14,127
    Administration fees...................................................................           14,126
    Custodian and transfer agent fees.....................................................           15,363
    Other.................................................................................           43,991
                                                                                            ---------------

Total liabilities.........................................................................          692,197
                                                                                            ---------------

NET ASSETS................................................................................  $   132,850,214
                                                                                            ---------------
                                                                                            ---------------

Shares Outstanding ($0.001 par value, unlimited number of shares authorized)..............      132,855,897
                                                                                            ---------------
                                                                                            ---------------

Net Asset Value, offering price and redemption price per share............................  $          1.00
                                                                                            ---------------
                                                                                            ---------------

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par...................................................  $       132,856
  Additional paid-in capital..............................................................      132,723,041
  Accumulated net realized losses on investment transactions..............................           (5,683)
                                                                                            ---------------

Net Assets, November 30, 1995.............................................................  $   132,850,214
                                                                                            ---------------
                                                                                            ---------------

-------------
See Notes to Financial Statements.

EMERALD TREASURY TRUST FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest........................................................................                 $   8,336,155
EXPENSES:
  Sub-Advisory fees.............................................................  $    212,078
  Administration fees...........................................................       212,078
  Transfer agent fees and expenses..............................................        20,175
  Custodian fees and expenses...................................................        84,877
  Reports to shareholders.......................................................        14,937
  Legal fees....................................................................        19,793
  Audit fees....................................................................        37,376
  Trustees' fees................................................................        12,267
  Insurance expense.............................................................         4,191
  Other expenses................................................................        11,739
                                                                                  ------------
                                                                                       629,511
  Less: Expense reimbursements..................................................       (64,111)        565,400
                                                                                  ------------   -------------
Net Investment Income...........................................................                     7,770,755
REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on securities transactions................................                       (76,579)
                                                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                 $   7,694,176
                                                                                                 -------------
                                                                                                 -------------

------------
See Notes to Financial Statements.

EMERALD TREASURY TRUST FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   YEARS ENDED
                                                                        ----------------------------------
                                                                         NOVEMBER 30,       NOVEMBER 30,
                                                                             1995               1994
                                                                        ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income...............................................  $     7,770,755   $      5,363,768
  Net realized gains (losses) on securities transactions..............          (76,579)           203,106
                                                                        ---------------   ----------------
  Net increase in net assets resulting from operations................        7,694,176          5,566,874
                                                                        ---------------   ----------------
Dividends to shareholders from net investment income..................       (7,770,755)        (5,363,768)
                                                                        ---------------   ----------------
Distributions to shareholders from net realized gains.................         (113,374)                --
                                                                        ---------------   ----------------
Fund Share Transactions
  (at $1.00 per share)
  Net proceeds from shares subscribed.................................      291,358,138        351,339,879
  Net asset value of shares issued to shareholders in reinvestment of
    dividends.........................................................               --                289
  Cost of shares redeemed.............................................     (285,089,050)      (391,181,977)
                                                                        ---------------   ----------------
  Net increase (decrease) in net assets from Fund share
    transactions......................................................        6,269,088        (39,841,809)
                                                                        ---------------   ----------------
Total Increase (Decrease).............................................        6,079,135        (39,638,703)

NET ASSETS:
  Beginning of period.................................................      126,771,079        166,409,782
                                                                        ---------------   ----------------
  End of period.......................................................  $   132,850,214   $    126,771,079
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------

-------------
See Notes to Financial Statements.

EMERALD FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising thirteen portfolios. The accompanying financial statements and notes relate only to the Prime Trust Fund and Treasury Trust Fund (the "Funds").

    Barnett Banks Trust Company, N.A. ("Barnett") serves as the Funds' investment adviser. Rodney Square Management Corporation (the "Sub-Adviser"), a subsidiary of Wilmington Trust Company, serves as the Funds' investment sub-adviser. Concord Holding Corporation ("Concord") serves as the Funds' administrator and Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Funds' shares. Concord is a wholly owned subsidiary of The BISYS Group, Inc. and the Distributor is a wholly owned subsidiary of Concord.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A)Security Valuation:

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B)Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C)Dividends and Distributions to Shareholders:

Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

D)Repurchase Agreements:

The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase

--------------------------------------------------------------------------------

price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E)Lending Securities:

If the Prime Trust Fund or the Treasury Trust Fund lends its securities, the Fund receives from the borrower collateral, in the form of cash or U.S. Government securities or, in the case of the Prime Trust Fund, securities of U.S. Government agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the credit standards of the Prime Trust Fund, in an amount at least equal at all times to the market value of the securities loaned. The Fund continues to receive interest on the securities loaned and may simultaneously earn interest on the collateral held. The Fund records and values such collateral at its market value on the date of receipt and marks-to-market such collateral on a daily basis through maturity date. If the borrower defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the borrower of the security, realization of the collateral by the Funds may be delayed or limited.

F)Expenses:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective portfolios.

G)Federal Income Taxes:

For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the"Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At November 30, 1995, the following Fund had the following capital loss carryovers:

                                                   EXPIRATION
                                        AMOUNT        DATE
                                      -----------  -----------
Prime Trust Fund....................   $   2,346         2001
                                           7,458         2002
                                      -----------
                                       $   9,804
                                      -----------
                                      -----------

    These capital loss carryovers may be used to offset any future realized gains on securities transactions to the extent provided in the regulations under the Code. To the extent utilized, the Prime Trust Fund will reduce amounts otherwise payable to shareholders from net realized gains. The Treasury Trust Fund had no capital loss carryovers at November 30, 1995.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett. Barnett, in turn, has entered into a Sub-Advisory Agreement with the Sub-Advisor. The Trust has entered into Administration Agreements with Concord and a Distribution Agreement with the Distributor.

    Because  of  state  and  federal requirements  applicable  to  the fiduciary accounts whose  assets  are  invested  in the  Funds,  the  Investment  Advisory
Agreement for the Funds provides that Barnett is not entitled to any compensation from the Funds for its advisory services. The Trust has agreed to pay the Sub-Adviser a fee at an annual rate of 0.15% of the average daily net assets of each of the Funds. Such fees are accrued daily and paid monthly. The Sub-Adviser is responsible for all purchases and sales of each Fund's portfolio securities, subject to the general supervision of both the Board of Trustees and Barnett. As Administrator, Concord assists in supervising the operations of the Funds. For its services, Concord is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of each of the Funds. Such fees are accrued daily and paid monthly. The Distributor does not receive a fee under the Distribution Agreement.

--------------------------------------------------------------------------------

    The Sub-Adviser and Concord have voluntarily agreed to reimburse fees payable to them with respect to each Fund to the extent a Fund's ordinary operating expenses (including fees payable to the Sub-Adviser and Concord) exceed 0.40% of such Fund's average daily net assets. As a result of such expense limitations, both the Sub-Adviser and Concord have reimbursed $32,074 of their fees from the Prime Trust Fund and $32,055 of their fees from the Treasury Trust Fund for the year ended November 30, 1995.

    On June 23, 1994, the Sub-Adviser purchased a security from the Prime Trust Fund at an amount $12,325 in excess of its fair market value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Sub-Adviser. Additionally, on July 6, 1994, the Sub-Adviser contributed capital to the Prime Trust Fund in the amount of $498,500. The Sub-Adviser received no shares of the Prime Trust Fund or other consideration in exchange for these contributions. For tax purposes, these capital contributions were applied against the realized losses for the year ended November 30, 1994. Accordingly, such amounts were reclassified from additional paid-in capital against accumulated net realized losses on the statement of assets and liabilities.

    Certain officers of the Trust are "affiliated persons" (as defined in the Act) of Concord or the Distributor. Each Trustee receives an annual fee of $14,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting the Trust. Prior to June 1, 1995, each Trustee received an annual fee of $9,000. For the year ended November 30, 1995, the Prime Trust Fund and Treasury Trust Fund incurred legal fees of $17,190 and $19,793, respectively, earned by a law firm, a partner of which serves as Secretary to the Trust.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Because each Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends and distributions, and shares redeemed are equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

The Prime Trust Fund invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the Portfolio of Investments by security type. The issuers' ability to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

The Prime Trust Fund had the following concentrations by industry sector at November 30, 1995 (as a percentage of total investments):

Repurchase Agreements................       34.4%
Banking..............................       19.6
Chemicals............................        6.8
Aerospace and Defense................        4.5
Building and Building Products.......        4.5
Brokerage Services...................        3.8
Finance Companies....................        3.8
Health Care and Hospital
 Management..........................        3.8
Leasing..............................        3.8
Pharmaceuticals......................        3.8
Taxable Municipal Securities.........        3.8
Automobiles and Trucks...............        3.7
International - Other................        3.7
                                       ---------
                                           100.0%
                                       ---------
                                       ---------

EMERALD PRIME TRUST FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                      --------------------------------------------------------------------
                                                      NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                                          1995          1994          1993         1992*          1991
                                                      ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD................   $   0.9999    $   1.0000    $   1.0017    $   1.0000    $   1.0000
                                                      ------------  ------------  ------------  ------------  ------------
Income from investment operations:
  Net investment income.............................       0.0561        0.0377        0.0304        0.0392        0.0637
  Net realized gains (losses) on securities.........       0.0000       (0.0038)       0.0005***      0.0017       0.0000
                                                      ------------  ------------  ------------  ------------  ------------
  Total income from investment operations...........       0.0561        0.0339        0.0309        0.0409        0.0637
                                                      ------------  ------------  ------------  ------------  ------------
Less dividends and distributions:
  Dividends from net investment income..............      (0.0561)      (0.0377)      (0.0304)      (0.0392)      (0.0637)
  Distributions from net realized gains on
    securities......................................      (0.0000)      (0.0000)      (0.0022)      (0.0000)      (0.0000)
                                                      ------------  ------------  ------------  ------------  ------------
  Total dividends and distributions.................      (0.0561)      (0.0377)      (0.0326)      (0.0392)      (0.0637)
                                                      ------------  ------------  ------------  ------------  ------------
  Increase due to voluntary capital contribution
    from Sub-Adviser (Note 3).......................       0.0000        0.0037        0.0000        0.0000        0.0000
                                                      ------------  ------------  ------------  ------------  ------------
Net change in net asset value.......................       0.0000       (0.0001)      (0.0017)       0.0017        0.0000
                                                      ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD......................   $   0.9999    $   0.9999    $   1.0000    $   1.0017    $   1.0000
                                                      ------------  ------------  ------------  ------------  ------------
                                                      ------------  ------------  ------------  ------------  ------------
Total return........................................         5.76%         3.83%         3.31%         4.00%         6.56%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)..................   $  131,089    $  131,758    $  111,769    $   99,192    $   89,777
  Ratio of expenses to average net assets...........         0.40%         0.40%         0.40%         0.40%         0.40%
  Ratio of net investment income to average net
    assets..........................................         5.60%         3.80%         3.03%         3.89%         6.34%
  Ratio of expenses to average net assets**.........         0.46%         0.44%         0.44%         0.46%         0.46%
  Ratio of net investment income to average net
    assets**........................................         5.54%         3.76%         3.00%         3.83%         6.28%

---------------
  * Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.

 ** During  the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

*** Net realized gain per share is the direct result of a decrease in outstanding shares between 11/30/92 and the date of the gain distribution.

See Notes to Financial Statements.

EMERALD TREASURY TRUST FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                      --------------------------------------------------------------------
                                                      NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                                          1995          1994          1993         1992*          1991
                                                      ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD................   $   1.0015    $   0.9999    $   0.9999    $   1.0000    $   1.0000
                                                      ------------  ------------  ------------  ------------  ------------
Income from investment operations:
  Net investment income.............................       0.0551        0.0367        0.0292        0.0367        0.0598
  Net realized gains (losses) on securities.........      (0.0006)       0.0016        0.0000       (0.0001)       0.0000
                                                      ------------  ------------  ------------  ------------  ------------
  Total income from investment operations...........       0.0545        0.0383        0.0292        0.0366        0.0598
                                                      ------------  ------------  ------------  ------------  ------------
Less dividends and distributions:
  Dividends from net investment income..............      (0.0551)      (0.0367)      (0.0292)      (0.0367)      (0.0598)
  Distributions from net realized gains on
    securities......................................      (0.0009)      (0.0000)      (0.0000)      (0.0000)      (0.0000)
                                                      ------------  ------------  ------------  ------------  ------------
  Total dividends and distributions.................      (0.0560)      (0.0367)      (0.0292)      (0.0367)      (0.0598)
Net change in net asset value.......................      (0.0015)       0.0016        0.0000       (0.0001)       0.0000
                                                      ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD......................   $   1.0000    $   1.0015    $   0.9999    $   0.9999    $   1.0000
                                                      ------------  ------------  ------------  ------------  ------------
                                                      ------------  ------------  ------------  ------------  ------------
Total return........................................         5.74%         3.73%         2.96%         3.74%         6.15%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)..................   $  132,850    $  126,771    $  166,410    $  183,072    $  184,420
  Ratio of expenses to average net assets...........         0.40%         0.40%         0.40%         0.40%         0.39%
  Ratio of net investment income to average net
    assets..........................................         5.54%         3.61%         2.92%         3.72%         6.00%
  Ratio of expenses to average net assets**.........         0.45%         0.44%         0.42%           (a)           (a)
  Ratio of net investment income to average net
    assets**........................................         5.50%         3.57%         2.90%           (a)           (a)

---------------
 * Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.

** During the period, certain fees were voluntarily reduced and/or reimbursed.
   If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees
and Shareholders of
Emerald Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerald Prime Trust Fund and Emerald Treasury Trust Fund (two of the portfolios constituting the Emerald Funds, hereafter referred to as the "Funds") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 24, 1996

               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
    Emerald Prime Trust Fund and Emerald Treasury Trust Fund have determined that all dividends and distributions paid during the fiscal year ended November 30, 1995, were paid from net investment income and are subject to Federal income tax. Emerald Treasury Trust Fund distributed long-term capital gains to shareholders in the amount of $0.009 per share.

EMPTTRAN95